NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable at September 30, 2013 and December 31, 2012 consist of the following:

	2013	2012
Amount outstanding under 2012 Credit Agreement	$80,820	$79,900
Unamortized loan discount	(488)	(607)
Net loan	80,332	79,293
Less current maturities of notes payable	(800)	(800)
Long term portion of notes payable	79,532	78,493
Notes payable to Former SAE stockholders - related parties – long-term portion	12,267	—
Notes payables to related parties - current portion	—	53
Notes payable to Former Trio stockholders – current portion	500	—
Total notes payable to related parties	12,767	53
Total notes payable	$92,299	$78,546

Notes payable at December 31, 2012 and 2011 consist of the following:

	2012	2011
Amount outstanding under Credit Agreement	$79,900	$—
Loans payable to various financial institutions	—	5,224
Unamortized loan discount	(607)	—
Net loan	79,293	5,224
Bank overdraft	—	101
Loans from third party	—	98
Total notes payable	79,293	5,423
Loan payable to Encompass LLP – related party	—	1,917
Loan payable to CLCH – related party	53	53
Total notes payable to related parties	53	1,970
Total notes payable	$79,346	$7,393

Schedule of Maturities of Long-term Debt	The following table represents the future principal payments for the 2012 Credit Agreement per year, as of December 31, 2012:
2013	$800
2014	800
2015	800
2016	77,500
$79,900

Schedule Of Capital expenditures
Capital expenditures are limited as follows for the respective years:

Fiscal Year Ending December 31,	Authorized Capital Expenditure
2012	$42,500
2013	$47,500
2014	$22,500
2015	$22,500
2016	$42,500

Schedule Of Debt Service Ratio
Debt Service Ratio is consolidated EBITDA (earnings before interest, taxes, depreciation and amortization) divided by consolidated debt service (cash interest payments plus the scheduled principal payments on all outstanding debt, including capital lease obligations). This required ratio computed on a fiscal quarter ranges as follows for the respective years:

Fiscal Year Ending December 31,	Debt Service Coverage Ratio
2013	3.25
2014	3.50 - 3.75
2015	4.00
2016	4.00

Schedule Of Net Leverage Ratio
Net Leverage Ratio is consolidated Net Indebtedness (all outstanding debt, capital lease obligations, unused letters of credit and contingent obligations less cash and cash equivalents) divided by consolidated EBITDA. The required ratio computed on a fiscal quarter ranges as follows for the respective years:

Fiscal Year Ending December 31,	Net Leverage Ratio
2013	2.25 - 2.00
2014	1.75 - 1.25
2015	1.25
2016	1.25

Schedule Of Total Leverage Ratio
Total Leverage Ratio is consolidated Indebtedness (all outstanding debt, capital lease obligations, unused letters of credit and contingent obligations) divided by consolidated EBITDA. The required ratio computed on a fiscal quarter ranges as follows for the respective years;

Fiscal Year Ending December 31,	Total Leverage Ratio
2013	2.50 - 2.25
2014	2.25 - 1.75
2015	1.75
2016	1.75